FINANCIAL ASSETS AT AMORTISED COST	12 Months Ended
Dec. 31, 2018
Disclosure Of Financial Assets At Amortised Cost Explanatory [Abstract]
Disclosure of Financial Assets at Amortised Cost Explanatory [text block]

NOTE 18: FINANCIAL ASSETS AT AMORTISED COST

(A) Loans and advances to customers

	Stage 1 £m	Stage 2 £m	Stage 3 £m	Purchased or originated credit-impaired £m	Total £m
At 31 December 2017					474,699
Adjustment on adoption of IFRS 9 (note 54)					(10,460)
At 1 January 2018	403,881	37,245	5,140	17,973	464,239
Exchange and other movements	958	32	–	–	990
Additions (repayments)	34,942	(2,187)	(2,074)	(2,609)	28,072
Transfers to Stage 1	19,524	(19,501)	(23)		–
Transfers to Stage 2	(15,743)	15,996	(253)		–
Transfers to Stage 3	(2,031)	(2,220)	4,251		–
	1,750	(5,725)	3,975		–
Recoveries	–	–	553	27	580
Disposal of businesses	–	(4,020)	(277)	–	(4,297)
Financial assets that have been written off during the year			(1,576)	–	(1,576)
At 31 December 2018	441,531	25,345	5,741	15,391	488,008
Allowance for impairment losses	(525)	(994)	(1,553)	(78)	(3,150)
Total loans and advances to customers	441,006	24,351	4,188	15,313	484,858

Stage 2 balances show a large reduction in the year largely as a result of the refinements to the transfer criteria approach in mortgages. There is also a reduction from the disposal of the Irish mortgage portfolio together with improvements in credit quality.

(B) Loans and advances to banks

	Stage 1 £m	Stage 2 £m	Stage 3 £m	Purchased or originated credit-impaired £m	Total £m
At 31 December 2017					6,611
Adjustment on adoption of IFRS 9 (note 54)					(2,364)
At 1 January 2018	4,245	2	–	–	4,247
Exchange and other movements	(29)	1	–	–	(28)
Additions (repayments)	2,066	–	–	–	2,066
At 31 December 2018	6,282	3	–	–	6,285
Allowance for impairment losses	(2)	–	–	–	(2)
Total loans and advances to banks	6,280	3	–	–	6,283

(C) Debt securities

	Stage 1 £m	Stage 2 £m	Stage 3 £m	Purchased or originated credit-impaired £m	Total £m
At 31 December 2017					3,669
Adjustment on adoption of IFRS 9 (note 54)					(329)
At 1 January 2018	3,291	–	49	–	3,340
Exchange and other movements	77	–	(14)	–	63
Additions (repayments)	1,870	–	–	–	1,870
Financial assets that have been written off during the year			(29)	–	(29)
At 31 December 2018	5,238	–	6	–	5,244
Allowance for impairment losses	–	–	(6)	–	(6)
Total debt securities	5,238	–	–	–	5,238
Total financial assets at amortised cost	452,524	24,354	4,188	15,313	496,379

Transfers between stages are deemed to have taken place at the start of the reporting period, with all other movements shown in the stage in which the asset is held at 31 December, with the exception of those held within Purchased or originated credit-impaired, which are not transferrable.

Net increase and decrease in balances comprise new loans originated and repayments of outstanding balances throughout the reporting period. Loans which are written off in the period are first transferred to Stage 3 before acquiring a full allowance and subsequent write-off.